Private Placement - Additional Information (Details) - Private Placement [Member] $ / shares in Units, $ in Millions	3 Months Ended
Mar. 11, 2021 USD ($) $ / shares shares
Private placement [Line Items]
Class of warrant or right issue of warrants for the period | shares	1,040,000
Class of warrants or rights issue price per share | $ / shares	$ 10.00
Proceeds from Issuance of Private Placement | $	$ 10.4